Shareholder Report, Line Graph (Details) 1014068_Putnam ESG Ultra Short ETF_Single Class_TSR Annual {Single Class} - USD ($)								12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Jan. 19, 2023	Apr. 30, 2026
Putnam ESG Ultra Short ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Putnam ESG Ultra Short ETF (NAV)
Accumulated Value	$ 11,641	$ 11,344	$ 11,079	$ 10,739	$ 10,399	$ 10,118	$ 10,000	$ 11,863
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Index
Accumulated Value	11,070	10,696	10,428	9,902	9,433	10,049	10,000	$ 11,130
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. Treasury Bill Index
Accumulated Value	$ 11,424	$ 11,181	$ 10,940	$ 10,651	$ 10,375	$ 10,113	$ 10,000	$ 11,633